Taxation - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Temporary difference in accounts receivable recognition	$ 5,815	$ 5,570
Temporary difference in research and development costs	2,995	3,033
Accrued expense	408	391
Net operating loss carried forward	11,961	11,325
Share-based compensation	538	295
Allowance for credit losses	4,033	3,679
Total deferred tax assets	25,750	24,293
Valuation allowance	(13,803)	(13,840)	$ (11,820)
Deferred tax assets, net of valuation allowance	$ 11,947	$ 10,453